Segment, Customer and Geographic Information (Schedule of Information Regarding Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 751,304	$ 691,796	$ 573,957
Cost of sales (excluding depreciation and amortization)	(521,877)	(494,312)	(417,261)
(Loss)/profit before taxes	93,324	81,157	82,263
Income tax expense	(40,552)	(25,199)	(37,980)
Loss for the year from divestment of ZIM	581,315	(266,906)	305,376
Profit/loss for the year	634,087	(210,948)	349,659
Depreciation and amortization	93,437	90,939	62,876
Financing income	(46,934)	(39,361)	(44,686)
Financing expenses	115,247	66,333	50,397
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	165,930	156,636	167,862
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(54,251)	4,878	2,978
Share of changes in fair value of derivative financial instruments		(2,168)	2,383
Share in profit of OPC's equity-accounted investees	(44,825)	(65,566)	(85,149)
Gain from distribution of dividend in kind
Other items	228,604	211,691	156,661
Adjusted Earnings Before Income Tax Depreciation And Amortization	321,928	292,848	238,924
Segment assets	2,754,616	3,405,284	2,692,643
Investments in equity-accounted investees	1,458,625	703,156	1,079,417
Total assets	4,213,241	4,108,440	3,772,060
Segment liabilities	1,553,700	2,038,216	1,476,142
OPC Israel [Member]
Disclosure of operating segments [line items]
Revenue	624,957	618,830	516,668
Cost of sales (excluding depreciation and amortization)	(445,684)	(453,167)	(384,638)
(Loss)/profit before taxes	(14,235)	48,750	23,728
Income tax expense	(15,067)	(14,174)	(9,522)
Loss for the year from divestment of ZIM	0	0	0
Profit/loss for the year	(29,302)	34,576	14,206
Depreciation and amortization	69,752	65,659	47,134
Financing income	(17,391)	(6,038)	(10,301)
Financing expenses	75,908	48,182	42,062
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments		0	0
Share in profit of OPC's equity-accounted investees	0	0	0
Gain from distribution of dividend in kind
Other items	128,269	107,803	78,895
Adjusted Earnings Before Income Tax Depreciation And Amortization	114,034	156,553	102,623
Segment assets	1,584,638	1,673,149	1,503,811
Investments in equity-accounted investees	0	0	0
Segment liabilities	1,349,914	1,423,624	1,226,395
CPV Group [Member]
Disclosure of operating segments [line items]
Revenue	126,347	72,966	57,289
Cost of sales (excluding depreciation and amortization)	(76,193)	(41,145)	(32,623)
(Loss)/profit before taxes	103,935	16,515	61,039
Income tax expense	(21,994)	(4,136)	(9,892)
Loss for the year from divestment of ZIM	0	0	0
Profit/loss for the year	81,941	12,379	51,147
Depreciation and amortization	23,520	25,056	15,519
Financing income	(6,000)	(5,641)	(25,197)
Financing expenses	29,007	16,790	7,521
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	165,930	156,636	167,862
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(54,251)	4,878	2,978
Share of changes in fair value of derivative financial instruments		(2,168)	2,383
Share in profit of OPC's equity-accounted investees	(44,825)	(65,566)	(85,149)
Gain from distribution of dividend in kind
Other items	113,381	129,985	85,917
Adjusted Earnings Before Income Tax Depreciation And Amortization	217,316	146,500	146,956
Segment assets	265,516	1,102,939	552,569
Investments in equity-accounted investees	1,458,625	703,156	652,358
Segment liabilities	198,102	609,958	241,468
Z I M Member
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales (excluding depreciation and amortization)	0	0	0
(Loss)/profit before taxes	0	0	0
Income tax expense	0	0	0
Loss for the year from divestment of ZIM	581,315	(266,906)	305,376
Profit/loss for the year	581,315	(266,906)	305,376
Depreciation and amortization	0	0	0
Financing income	0	0	0
Financing expenses	0	0	0
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments		0	0
Share in profit of OPC's equity-accounted investees	0		0
Gain from distribution of dividend in kind
Other items	0	0	0
Adjusted Earnings Before Income Tax Depreciation And Amortization	0	0	0
Segment assets	0	0	0
Investments in equity-accounted investees	0	0	427,059
Segment liabilities	0	0	0
Other [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales (excluding depreciation and amortization)	0	0	0
(Loss)/profit before taxes	3,624	15,892	(2,504)
Income tax expense	(3,491)	(6,889)	(18,566)
Loss for the year from divestment of ZIM	0	0	0
Profit/loss for the year	133	9,003	(21,070)
Depreciation and amortization	165	224	223
Financing income	(23,543)	(27,682)	(9,188)
Financing expenses	10,332	1,361	814
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	0	0	0
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	0	0	0
Share of changes in fair value of derivative financial instruments		0	0
Share in profit of OPC's equity-accounted investees	0	0	0
Gain from distribution of dividend in kind
Other items	(13,046)	(26,097)	(8,151)
Adjusted Earnings Before Income Tax Depreciation And Amortization	(9,422)	(10,205)	(10,655)
Segment assets	904,462	629,196	636,263
Investments in equity-accounted investees	0	0	0
Segment liabilities	$ 5,684	$ 4,634	$ 8,279